Condensed Consolidated Statements Of Operations And Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
REVENUE:
Total revenue	$ 16,176	$ 4,672	$ 27,239	$ 7,814	$ 20,114	$ 4,439
OPERATING COSTS AND EXPENSES
Selling, general, and administrative expenses	4,565	1,189	8,060	2,638	5,581	5,833
Depreciation and amortization	1,603	1,130	2,864	2,163	4,564	1,679
Total operating costs and expenses	10,892	4,901	20,070	9,410
Income (loss) from operations	5,284	(229)	7,169	(1,596)	(2,631)	(7,973)
OTHER INCOME (EXPENSE), NET:
Impairment loss on digital assets						(100)
Interest expense	(202)		(368)		(91)
Interest expense—related party		(273)	(22)	(540)	(573)	(673)
Loss (gain) on sale of digital assets	(154)	(44)	141	(25)	123
Gain (loss) on environmental trust liability					(230)	241
Other (expense) income, net	(13)	(25)	6	(16)	112	30
Total other expense, net	(369)	(342)	(243)	(581)	(659)	(502)
INCOME (LOSS) BEFORE INCOME TAXES	4,915	(571)	6,926	(2,177)
Provision for income taxes	(1,397)		(2,129)		0	0
NET INCOME (LOSS) AND TOTAL COMPREHENSIVE INCOME (LOSS)	$ 3,518	(571)	$ 4,797	(2,177)	(3,290)	(8,475)
Earnings per share:
Basic	$ 0.10		$ 0.15
Diluted	$ 0.08		$ 0.12
Cryptocurrency Mining [Member]
REVENUE:
Total revenue	$ 14,064	3,341	$ 23,061	5,630	13,016	410
OPERATING COSTS AND EXPENSES
Cost of revenue	2,754	1,362	5,150	1,939	4,465	94
Power and Capacity [Member]
REVENUE:
Total revenue	2,112	1,331	4,178	2,184	7,098	4,029
OPERATING COSTS AND EXPENSES
Cost of revenue	$ 1,970	$ 1,220	$ 3,996	$ 2,670	$ 8,135	$ 4,806